Revision of Previously Issued Financial Statements (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of considered immaterial to the financial statements
	As Previously Reported	Adjustments	As Revised
Balance sheet as of March 31, 2021
Ordinary shares subject to possible redemption	39,631,100	2,533,800	42,164,900
Accumulated deficit	(1,935,949)	(2,533,800)	(4,469,749)

Balance sheet as of June 30, 2021
Ordinary shares subject to possible redemption	39,631,100	3,129,333	42,760,433
Accumulated deficit	(2,110,390)	(3,129,333)	(5,239,723)

Balance sheet as of September 30, 2021
Ordinary shares subject to possible redemption	39,631,100	3,724,877	43,355,977
Accumulated deficit	(2,320,133)	(3,724,877)	(6,045,010)

Statement of operations for the three months ended March 31, 2021
Basic and diluted net (loss) income per share, ordinary share subject to possible redemption	(0.00)	0.01	0.01
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.07)	(0.06)	(0.13)

Statement of operations for the three months ended June 30, 2021
Basic and diluted net income per share, ordinary share subject to possible redemption	0.00	0.01	0.01
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.08)	(0.06)	(0.14)

Statement of operations for the six months ended June 30, 2021
Basic and diluted net income per share, ordinary share subject to possible redemption	0.00	0.02	0.02
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.15)	(0.12)	(0.27)

Statement of operations for the three months ended September 30, 2021
Basic and diluted net loss per share, ordinary share subject to possible redemption	(0.04)	0.04	(0.00)
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.04)	(0.11)	(0.15)

Statement of operations for the nine months ended September 30, 2021
Basic and diluted net (loss) income per share, ordinary share subject to possible redemption	(0.08)	0.10	0.02
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.15)	(0.27)	(0.42)